21. QUARTERLY FINANCIAL DATA (UNAUDITED) (Details 1) - $ / shares	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016		Mar. 31, 2016 [1]	Dec. 31, 2015 [1]	Sep. 30, 2015 [1]	Jun. 30, 2015 [1]
Low
Sales price of common stock	$ 35.99	$ 34.50	$ 26.97	[1]	$ 26.25	$ 24.20	$ 21.00	$ 22.50
High
Sales price of common stock	$ 44.30	$ 39.99	$ 36.00		$ 27.39	$ 28.50	$ 25.00	$ 25.00

[1]	Based on high and low reported sales prices for our common stock from April 16, 2015 (the date our common stock began trading on the OTCQX Marketplace) through the listing on Nasdaq on June 16, 2016. These reported sales prices represent trades that were either quoted on the OTCQX Marketplace or reported to the Company's stock transfer agent, and do not include retail markups, markdowns or commissions, and do not necessarily reflect actual transactions.